DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

SUPPLEMENT DATED JUNE 7, 1999 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                 MARCH 1, 1999

      THE FOLLOWING REPLACES THE THIRD SENTENCE OF THE FOURTH FULL PARAGRAPH OF THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED:
"MANAGEMENT ARRANGEMENTS."

      As of May 6, 1999, the Fund's portfolio managers are Patricia A. Larkin, Bernard Kiernan, James G. O'Conner and Thomas S. Riordan.

                                                                       762s0699